Leases	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Leases

6.	Leases

From time to time, the Company enters into leases for equipment and office space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company presents operating and finance lease right of use assets and liabilities separately on the unaudited condensed combined balance sheets as their own captions, with the liabilities split between current and long-term.

During the nine months ended February 28, 2026, the Company renegotiated the majority of its finance leases to extend the duration of the lease agreements, thus extending finance lease payments through fiscal year 2028. In accordance with ASC 842, as the modifications were not separate contracts, the Company reassessed the classification of the leases, noting no change in classification. As such, the Company reallocated the remaining consideration in the contract and remeasured the lease liability using a discount rate for each of the leases determined at the effective date of the modification. The Company recognized the amount of the remeasurement of the lease liability for each of the modified leases as an adjustment to the corresponding right-of-use asset.

Subsequent to February 28, 2026 and through May 31, 2026, the Company made finance lease payments of approximately $14.6 million and operating lease payments of $5.3 million.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Condensed Combined Financial Statements (Unaudited)

For the Three and Nine Months Ended February 28, 2026 and February 28, 2025

Components of lease expense were as follows (in thousands):

	Three Months Ended		Nine Months Ended
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
Operating lease cost:
Operating lease expense	$6,078	$9,715	$18,234	$27,250
Short-term lease expense	—	10,129	183	10,129
Total operating lease cost	6,078	19,844	18,417	37,379
Finance lease expense:
Amortization of right-of-use assets(1)	13,548	13,909	41,945	64,991
Interest on lease liabilities	2,049	4,514	7,889	12,959
Total finance lease cost	15,597	18,423	49,834	77,950
Variable lease cost	520	731	1,953	1,647
Total net lease cost	$22,195	$38,998	$70,204	$116,976

(1)	Amortization of right-of-use assets is included within cost of revenues and selling, general and administrative expense in the unaudited condensed combined statements of operations.

The following table represents the Company’s future minimum lease payments as of February 28, 2026:

	Operating Leases	Finance Leases	Total
FY26	$5,293	$14,583	$19,876
FY27	21,798	51,055	72,853
FY28	22,623	10,967	33,590
FY29	17,152	—	17,152
FY30	3,536	—	3,536
Thereafter	—	—	—
Total lease payments	70,402	76,605	147,007
Less: imputed interest	(7,811)	(5,330)	(13,141)
Total lease liabilities	62,591	71,275	133,866
Less: Current portion of lease liability	(17,606)	(50,777)	(68,383)
Long-term portion of lease liability	$44,985	$20,498	$65,483

Supplemental cash flow and other information related to leases is as follows:

	Nine Months Ended
	February 28, 2026	February 28, 2025
Weighted-average years remaining (in years):
Operating leases	2.6 years	3.2 years
Finance leases	2.3 years	3.0 years

Weighted-average discount rate:
Operating leases	7.6%	7.6%
Finance leases	9.8%	10.0%

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Condensed Combined Financial Statements (Unaudited)

For the Three and Nine Months Ended February 28, 2026 and February 28, 2025

7.	Leases

The Company enters into leases for equipment and office space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company presents operating and finance right of use assets and liabilities separately on the balance sheets as their own captions, with the liabilities split between current and long-term, respectively.

Components of lease expense were as follows (in thousands):

	May 31, 2025	May 31, 2024
Operating lease cost:
Operating lease expense	$36,068	$16,132
Short-term lease expense	122	—
Total operating lease cost	36,190	16,132
Finance lease expense:
Amortization of right-of-use assets(1)	78,724	57,230
Interest on lease liabilities	16,826	9,457
Total finance lease cost	95,550	66,687
Total net lease cost	$131,740	$82,819

(1)	Amortization of right-of-use assets is included within cost of revenues and selling, general and administrative expense in the combined statements of operations.

The following table represents the Company’s future minimum lease payments as of May 31, 2025 (in thousands):

	Operating Leases	Finance Leases	Total
FY26	$21,033	$140,296	$161,329
FY27	21,798	—	21,798
FY28	22,623	—	22,623
FY29	17,152	—	17,152
FY30	3,536	—	3,536
Thereafter	—	—	—
Total lease payments	86,142	140,296	226,438
Less: imputed interest	(11,629)	(6,889)	(18,518)
Total lease liabilities	74,513	133,407	207,920
Less: Current portion of lease liability	(16,093)	(133,407)	(149,500)
Long-term portion of lease liability	$58,420	$—	$58,420

Supplemental cash flow and other information related to leases is as follows:

	Fiscal Year Ended
	May 31, 2025	May 31, 2024
Weighted-average years remaining (in years):
Finance leases	3.0 years	3.9 years
Operating leases	3.3 years	3.3 years

Weighted-average discount rate:
Finance leases	10.2%	10.4%
Operating leases	7.6%	8.1%

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Combined Financial Statements

For the Fiscal Years Ended May 31, 2025 and May 31, 2024